Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable (USD $)	Dec. 31, 2013		Dec. 31, 2012
Client A [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount		[1]	$ 3,694,584
Percentage		[1]	18.50%
Client B [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount		[1]	2,875,230
Percentage		[1]	14.40%
Client C [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount		[1]	3,165,537
Percentage		[1]	15.80%
Client D [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount	$ 3,885,608			[1]
Percentage	18.20%			[1]

[1]	Represented less than 10% of consolidated account receivable balance.